Noncontrolling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest

12. Noncontrolling Interests

Noncontrolling interests represent the common units of limited partnership interest in the Company’s Operating Partnership, or OP Units, not held by the Company as well as third party equity interests in the Company’s other consolidated subsidiaries. OP Units may be redeemed for one unit of the Company’s common stock. The redemption rights are outside of the Company’s control and thus, the OP Units are classified as a component of temporary equity and are shown in the mezzanine equity section of the Company’s Condensed Consolidated Financial Statements. Noncontrolling interests in the Company’s other consolidated subsidiaries are shown in the equity section of the Company’s Condensed Consolidated Financial Statements.

Common Units of Limited Partnership Interest in the Operating Partnership

On July 31, 2014, the Company issued 944,601 OP Units in connection with the acquisition of three properties during the period. Each OP Unit may be redeemed at the election of the holder for cash equal to the then fair market value of a share of the Company’s common stock, par value $0.001 per share, except that the Company may, at its election, acquire each OP Unit for one share of the Company’s common stock. The OP Unit holders do not have any obligation to provide additional contributions to the Operating Partnership, nor do they have any decision making powers or control over the Operating Partnership’s business. The OP Unit holders do not have voting rights; however, they are entitled to share in dividends. On March 20, 2015, the Operating Partnership completed a 1-for-4 reverse stock split of its outstanding OP Units and common stock.

As of September 30, 2015, the OP Unit holders owned 0.81% or 469,868 OP Units. At September 30, 2015, 469,868 shares of the Company’s common stock were reserved for issuance upon redemption of units of limited partnership interest of the Operating Partnership.

OP Units are recorded at the greater of cost basis or fair market value based on the closing stock price of the Company’s common stock at the end of the reporting period. As of September 30, 2015 and December 31, 2014, the carrying value of the OP Units was $11,277 and $16,129, respectively. The Company attributes a portion of its net income (loss) during each reporting period to noncontrolling interest based on the percentage ownership of OP Unit holders relative to the Company’s total outstanding shares of common stock and OP Units. The Company recognizes changes in fair value in the OP Units through retained earnings, however decreases in fair value are recognized only to the extent that increases to the amount in temporary equity were previously recorded. The Company’s diluted earnings per share includes the effect of any potential shares outstanding from redemption of the OP Units.

Below is the rollforward analysis of the activity relating to the noncontrolling interests in the Operating Partnership as of September 30, 2015:

Noncontrolling Interest
Balance as of December 31, 2014	$16,129
Issuance of noncontrolling interests in the operating partnership	-
Redemption of noncontrolling interests in the operating partnership	(3,127)
Net loss attribution	(30)
Fair value adjustments	(1,390)
Distributions	(305)
Balance as of September 30, 2015	$11,277

Interests in Other Operating Partnerships

In connection with the Company’s December 2014 investment in the Gramercy European Property Fund, the Company acquired a 50% equity interest in European Fund Manager, which provides investment and asset management services to Gramercy European Property Fund. European Fund Manager is a VIE of the Company and is consolidated into its Condensed Consolidated Financial Statements. Refer to Note 2 for further discussion of the VIE and consolidation considerations.

As of September 30, 2015 and December 31, 2014, the value of the Company’s interest in European Fund Manager was $155 and $0, respectively. The Company’s interest in European Fund Manager is presented in the equity section of the Company’s Condensed Consolidated Financial Statements.

14. Noncontrolling Interest

Noncontrolling interests represent the common units of limited partnership interest, or OP Units, in the Company’s Operating Partnership not held by the Company. OP Units may be redeemed for one share of the Company’s common stock. The redemption rights are outside of the Company’s control, and thus the OP Units are classified as a component of temporary equity and are shown in the mezzanine equity section of the Company’s Consolidated Financial Statements. The Company is party by assumption to a registration rights agreement with the holders of the OP Units that requires us, subject to the terms and conditions and certain exceptions set forth therein, to file and maintain a registration statement relating to the issuance of shares of its common stock upon redemption of OP Units.

Common Units of Limited Partnership Interest in the Operating Partnership

On July 31, 2014, the Company issued 3,778,405 OP Units in connection with the acquisition of three properties during the third quarter of 2014. Each OP Unit may be redeemed at the election of the holder for cash equal to the then fair market value of a share of the Company’s common stock, par value $0.001 per share, except that the Company may, at its election, acquire each OP Unit for one share of the Company’s common stock. The OP Unit holders do not have any obligation to provide additional contributions to the partnership, nor do they have any decision making powers or control over the Operating Partnership’s business. The OP Unit holders do not have voting rights; however, they are entitled to receive dividends.

As of December 31, 2014, the noncontrolling interest unit holders owned 2,337,551 OP Units, representing an interest of approximately 1.23% in the Company’s Operating Partnership. At December 31, 2014, 2,337,551 shares of the Company’s common stock were reserved for issuance upon redemption of units of limited partnership interest of the Operating Partnership.

OP Units are recorded at the greater of cost basis or fair market value based on the closing stock price of the Company’s common stock at the end of the reporting period. As of December 31, 2014, the value of the OP units was $16,129. The Company attributes a portion of its net income (loss) during each reporting period to noncontrolling interest based on the percentage ownership of OP Unit holders relative to the Company’s total outstanding shares of common stock and OP Units. The Company recognizes changes in fair value in the OP Units through retained earnings, however decreases in fair value are recognized only to the extent that increases to the amount in temporary equity were previously recorded. The Company’s diluted earnings per share includes the effect of any potential shares outstanding from redemption of the OP Units.

There were no noncontrolling interests in the Operating Partnership as of December 31, 2013. Below is the rollforward of the activity relating to the noncontrolling interests in the Operating Partnership as of December 31, 2014:

Noncontrolling Interest
Balance as of December 31, 2013	$-
Issuance of noncontrolling interests in the operating partnership	22,670
Redemption of noncontrolling interests in the operating partnership	(8,738)
Net loss attribution	(236)
Fair value adjustments	2,636
Dividends	(203)
Balance as of December 31, 2014	$16,129